Other disclosures (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Disclosures
Funds under management	R$ 11,871,919	R$ 18,934,221	R$ 2,770,684
Managed Funds	291,736,828	265,517,852	192,927,475
Total	R$ 303,608,747	R$ 284,452,073	R$ 195,698,159